EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Common Share
The following table sets forth the computation of basic and diluted earnings per common share:

(in thousands, except for per share amounts)	Net income attributable to DENTSPLY International	Shares	Earnings per common share

Year Ended December 31, 2014
Basic	$322,854	141,714	$2.28
Incremental shares from assumed exercise of dilutive options		2,505

Diluted	$322,854	144,219	$2.24

Year Ended December 31, 2013
Basic	$313,192	142,663	$2.20
Incremental shares from assumed exercise of dilutive options		2,302

Diluted	$313,192	144,965	$2.16

Year Ended December 31, 2012
Basic	$314,213	141,850	$2.22
Incremental shares from assumed exercise of dilutive options		2,095

Diluted	$314,213	143,945	$2.18